Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Non-current liabilities
Non-current portion of loans and borrowings	$ 474	$ 424
Current liabilities
Current portion of loans and borrowings	233	228
Secured bank loans [Member]
Non-current liabilities
Non-current portion of loans and borrowings	474	424
Current liabilities
Current portion of loans and borrowings	$ 233	$ 228